EQUITY	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EQUITY

NOTE 13 – EQUITY

A)	Information of accounting policy

1)	Share capital

The Company’s ordinary shares are classified as share capital. Additional costs directly attributable to the issuance of shares are recognized in equity as a deduction, net of tax, from the proceeds of the issuance.

2)	Share-based compensation plans

The Company operates a share-based compensation plan for employees, consultants, and directors, which is settled through the Company’s equity instruments. Under this plan, the Company receives services from the grantees in exchange for the Company’s equity instruments (options). The fair value of the services received in consideration for the grant of options is recognized as an expense in the statement of comprehensive loss, with a corresponding entry to an equity capital reserve for share-based compensation. The total expense recognized in the statement of comprehensive income is determined based on the fair value of the granted options. Upon exercise of the options, the Company issues new shares. The proceeds received, net of directly attributable transaction costs, are credited to share capital (at par value) and the remainder to share premium upon option exercise. Expenses related to share-based compensation recognized in the statement of comprehensive income also include amounts recorded as a liability for director compensation following the equity split (see also note 13c (2)).

B)	Share capital

The Company’s share capital is composed of ordinary shares, par value NIS 0.00032 per share, as follows:

	Number of Ordinary Shares
	Year ended December 31,
	2024	2025

Authorized share capital	31,250,000	31,250,000

Issued and paid-up share capital	6,271,625	6,502,844

	Amount in NIS		Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025

Authorized share capital	10,000	10,000	3,135

Issued and paid-up share capital	2,007	2,081	652

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 – EQUITY (cont.)

C)	Share-based compensation

1)	On September 26, 2019, the Company’s Board of Directors approved an option plan aimed at promoting the Company’s interests and objectives by providing incentives and rewards to employees, officers, and service providers. The plan is subject to the provisions of Section 102 of the Israeli Income Tax Ordinance (New Version), 1961 (the ‘Ordinance’), and follows the capital gains tax route through a trustee, in accordance with Section 102(b)(2) of the ordinance. Notwithstanding the above, options may also be granted under the plan through an alternative tax route, as permitted by applicable law. Under the selected route and its regulations, the Company is not entitled to claim as a tax-deductible expense any amounts recorded as an employee benefit, including amounts recognized as compensation expenses in the Company’s accounts, in respect of options granted to employees under the plan.

Unless otherwise stated in the grant letter, the options vest over four years from the grant commencement date, with 25% vesting after one year and the remaining 75% vesting in equal quarterly installments of 6.25% each. Unless otherwise specified in the grant letter, the options expire seven years from the grant date.

2)	On January 5, 2021, the shareholders’ general meeting approved the grant of 187 options (equivalent to 46,875 options after the share split) under the Company’s 2019 share option plan which are exercisable into 46,875 ordinary shares to each of the directors served then (excluding the Chairman of the Board, Mr. Jonathan Adareth, and Mr. Elazar Sonnenschein): Yuval Yanai, Racheli Guz-Lavi and Susan Delabrida.

Half of the options (93) (after the share split, 23,437) would vest over a period of four years, commencing on the date the director entered into the agreement for the provision of director services with the Company. 25% of these options will vest one year from the date of such agreement, and an additional 6.25% would vest at the end of each subsequent quarter. The second half of the options is subject to a five-year vesting period, whereby 25% of the options would vest in two years after the date of such agreement, and a further 6.25% would vest at the end of each subsequent quarter, all subject to the condition that the director remains in office at each vesting date. These options may be exercised for a period of up to seven years from the grant date, at an exercise price that was originally set at $8 per underlying share. However, following the share split, the exercise price was reduced to $0.032, falling below the minimum threshold required under section two in the guidance of the Israel Securities Authority. As a result, the exercise price was increased to 8 NIS. Upon the exercise of these options, to the extent exercised, the Company will pay each of the eligible directors in cash the difference between the original exercise price (after the share split) and the new exercise price, multiplied by the number of exercised shares in a way that the effective additional exercise amount per share remains unchanged. The change in terms had no accounting impact. The mechanism provides for net settlement, meaning no cash outflow from the Company to the directors. In addition, the Company will compensate the directors for any excess tax liability incurred as a result of the updated arrangement compared to the tax liability that would have applied upon exercise of the options, if any. The Company accounted for this additional tax liability assumed by the Company as a cash-settled share-based payment. As of December 31, 2025, the total balance of the share-based compensation liability was NIS 276 thousand (approximately $87 thousand).

3)	On June 1, 2023, a total of 12,765 share options were granted to four employees and one executive officer. These options entitle the holders to purchase 12,765 ordinary shares of the Company at an exercise price of NIS 58.16 per share.

The theoretical fair value of the granted options, calculated using the Black-Scholes model, is approximately NIS 377 thousand, based on the following assumptions: expected volatility in a rate of 63.75%, risk-free interest rate of 3.83% and expected life of 4.6 years in average.

4)	On October 19, 2023, a total of 21,074 share options were granted to five Company employees. These options entitle the holders to purchase 21,074 ordinary shares of the Company at an exercise price of NIS 58.32 per share.

The theoretical fair value of the granted options, calculated using the Black-Scholes model, is approximately NIS 571 thousand, based on the following assumptions: expected volatility in a rate of 54.19%, risk-free interest rate of 4.13% and expected life of 4.6 years in average.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 – EQUITY (cont.)

5)	On March 27, 2024, a total of 7,859 share options were granted to four Company employees. These options entitle the holders to purchase 7,859 ordinary shares of the Company at an exercise price of NIS 39.68 per share.

The theoretical fair value of the granted options, calculated using the Black-Scholes model, is approximately NIS 139 thousand, based on the following assumptions: expected volatility in a rate of 58.52%, risk-free interest rate of 4.09% and expected life of 4.6 years in average.

6)	On August 15, 2024, a total of 14,625 share options were granted to two Company employees. These options entitle the holders to purchase 14,625 ordinary shares of the Company at an exercise price of NIS 32.96 per share.

The theoretical fair value of the granted options, calculated using the Black-Scholes model, is approximately NIS 229 thousand, based on the following assumptions: expected volatility in a rate of 59.34%, risk-free interest rate of 4.38% and expected life of 4.6 years in average.

7)

On August 28, 2025, a total of 21,074 share options were granted to five employees of the Company and one consultant. These options entitle the holders to purchase 21,074 ordinary shares of the Company at an exercise price of NIS 28.93 per share.

The theoretical fair value of the granted options, calculated using the Black-Scholes model, is approximately NIS 475 thousand, based on the following assumptions: expected volatility in a rate of 75.90%, risk-free interest rate of 3.96% and expected life of 4.6 years in average.

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2023		2024		2025
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	658,151	45.9	660,650	46.45	620,961	34.77
Granted	33,840	58.25	22,484	35.31	21,074	28.93
Expired	(2,285)	0.12	(9,505)	91.05	(16,240)	33.74
Forfeited	(17,142)	90.13	(32,668)	57.70	(10,901)	109.05
Exercised	(11,914)	0.12	(20,000)	0.12	(231,218)	0.11
Outstanding at end of year	660,650	46.45	620,961	34.77	383,676	61.91
Exercisable at end of year	558,751	35.03	503,954	27.52	333,874	61.89

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 – EQUITY (cont.)

	Convenience translation into U.S. dollars
	Year ended December 31,
	2025
	Number of options	Weighted average exercise price (in USD)
Outstanding at beginning of year	620,961	10.89
Granted	21,074	9.07
Expired	(16,240)	10.58
Forfeited	(10,901)	34.19
Exercised	(231,218)	0.03
Outstanding at end of year	383,676	19.41
Exercisable at end of year	333,874	19.40

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

			Convenience translation into U.S. dollars
Year ended December 31,			Year ended December 31,
2025			2025
Number of options	Exercise price in NIS	Weighted average remaining contractual life in years	Number of options	Exercise price in $	Weighted average remaining contractual life in years

383,676	61.91	4.6	383,676	19.41	4.6

Year ended December 31,			Year ended December 31,
2024			2023
Number of options	Exercise price in NIS	Weighted average remaining contractual life in years	Number of options	Exercise price in NIS	Weighted average remaining contractual life in years

620,961	34.77	3.1	660,650	46.45	4.6

The expense amounts recognized in the Company’s comprehensive loss statements for the years 2025, 2024 and 2023, related to option grants, are NIS 667 thousand (approximately $209 thousand), NIS 1,388 thousand and NIS 3,279 thousand, respectively.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 – EQUITY (cont.)

D)	Repricing of employees’ option plan

On April 3, 2025, the Company’s Board of Directors resolved to reprice the exercise price of the share options previously granted to employees and to update the exercise period of these options. As a result, the exercise price was NIS 19.896. The vesting period of the repriced options would be extended to four years, and the expiration period of the repriced options would be updated to seven years from the date of submission of the ruling request.

Such repricing of the share options is subject to the approval of the Israeli Tax Authority, which will be granted in accordance with a request for a tax ruling to be submitted by the Company (hereinafter: the “Tax Ruling”). The Company’s Board of Directors has decided to update the terms of the employee share options as follows: The “exercise price” in relation to the share options of each of the offerees will be calculated in accordance with the definition of this term in the Company’s employee option plan, with the pricing date being the later of (1) the date of filing the Tax Ruling application, (2) The date of the Board of Directors’ decision and the date of approval by the general meeting (as required) (hereinafter: the “Repricing Date”). In accordance with the provisions of the Israeli Income Tax Ordinance, the vesting period of the aforementioned options will be over 4 years in accordance with the options plan with a blocking period of two years from the Repricing Date. The fair value of those options will be determined on the Repricing Date.

On February 26, 2026, the application was approved by the Israeli Tax Authority, with no impact on the 2025 consolidated financial statements